SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Convertible notes payable, Gross	$ 838,563	$ 1,526,000	$ 3,492,000
Less debt discount and debt issuance cost	(234,585)	(282,232)	(279,214)
Convertible notes payable	603,978	1,243,768	3,212,786
Less current portion of convertible notes payable	(586,663)	(1,241,412)
Long-term convertible notes payable	17,315	2,356
Less current portion of convertible notes payable		1,243,768	3,212,786
Long-term convertible notes payable
Issued in Fiscal Year 2020 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross	100,000	1,526,000
Issued in Fiscal Year 2021 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross	$ 738,563
Settlement of accrued interest through issuance of convertible notes payable
Short-term Debt [Line Items]
Convertible notes payable, Gross			1,700,000
Originated In October Two Thousand Eighteen One [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross			444,150
Originated In October Two Thousand Eighteen Two [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross			608,850
Originated In April Two Thousand Ninteen [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross			600,000
Originated In June Two Thousand Ninteen [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross			63,000
Originated In November Two Thousand Ninteen [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross			38,000
Originated In December Two Thousand Ninteen [Member]
Short-term Debt [Line Items]
Convertible notes payable, Gross			$ 38,000